Taxes (Details) - Schedule of Statutory Tax Rates	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Tax Rates [Abstract]
Tax benefit calculated at statutory tax rate	16.50%	16.50%	16.50%
Valuation allowance	(16.50%)	(16.50%)	(16.50%)
Effective tax rate	0.00%	0.00%	0.00%